Segment reporting - Segments (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Segment reporting
Number of reportable segments | item	2
Revenues	€ 23,178,000	€ 22,338,000	€ 24,064,000
Gross profit	(8,445,000)	(11,311,000)	(9,530,000)
PPE	27,698,000	23,521,000
Trade receivables	5,093,000	4,133,000
Trade payables	3,059,000	1,765,000
Allowance for slow-moving inventory	(515,000)	954,000	1,118,000
Impairment of goodwill		1,130,000
Sale of used printers			1,224,000
Revenue from development service	298,000	0	0
Systems
Segment reporting
Revenues	11,534,000	13,081,000	11,113,000
Gross profit	€ 3,921,000	€ 3,197,000	€ 3,849,000
Gross profit in %	34.00%	24.40%	34.60%
PPE	€ 13,070,000	€ 9,936,000	€ 9,002,000
Trade receivables	2,899,000	2,566,000	1,639,000
Trade payables	1,885,000	833,000	984,000
Depreciation and amortization (excl. Intangible assets)	1,207,000	747,000	775,000
Allowance for slow-moving inventory	(515,000)	954,000
Sale of used printers	2,000	1,235,000
Services
Segment reporting
Revenues	11,644,000	9,257,000	12,951,000
Gross profit	€ 5,433,000	€ 3,706,000	€ 3,068,000
Gross profit in %	46.70%	40.00%	23.70%
PPE	€ 14,628,000	€ 13,585,000	€ 12,381,000
Trade receivables	2,194,000	1,567,000	1,709,000
Trade payables	1,174,000	932,000	775,000
Depreciation and amortization (excl. Intangible assets)	€ 1,764,000	1,667,000	1,813,000
Loss on disposal of DPM business			€ 2,663,000
Impairment of goodwill		€ 1,130,000